Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Loss Per Share [Abstract]
Loss for the period, attributable to the owners of the Group	$ (2,427,307)	$ (1,783,517)	$ (4,342,806)	$ (3,374,520)
Loss attributable to the ordinary shareholders	$ (2,427,307)	$ (1,783,517)	$ (4,342,806)	$ (3,374,520)
Weighted-average number of ordinary shares (in Shares)	38,960,941	37,806,468	38,822,121	37,806,468
Basic net loss per share (in Dollars per share)	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.09)
Diluted net loss per share (in Dollars per share)	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.09)